Related Parties - Related parties (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amortization expense of upfront franchise fee	¥ 334,034	¥ 0	¥ 0
Amount due to related parties	22,484,963	14,073,915
Costs of food and packaging	36,862,860	19,521,561	8,864,342
Purchase of coffee beans
Related Party Transaction [Line Items]
Purchases from related party	49,135,749	28,168,228	8,864,342
TDL Group Corp
Related Party Transaction [Line Items]
Amount due to related parties	9,690,952	7,210,593
TDL Group Corp | Purchase of coffee beans
Related Party Transaction [Line Items]
Costs of food and packaging	36,862,860	19,521,561	¥ 8,864,342
Tim Hortons Restaurants International GmbH (THRI)
Related Party Transaction [Line Items]
Amount due to related parties	10,390,081	¥ 6,863,322
Pangaea Data Tech (Shanghai) Co., Ltd
Related Party Transaction [Line Items]
Amount due to related parties	1,470,000
Cartesian Capital Group, LLC
Related Party Transaction [Line Items]
Amount due to related parties	¥ 933,930